Shareholders' Equity (Details)					10 Months Ended	12 Months Ended
		Nov. 21, 2017 shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 29, 2017	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) Vote $ / shares shares
Shareholders' Equity [Abstract]
Capital shares, shares authorized (in shares)						2,000,000,000
Capital shares, par value (in dollars per share) | $ / shares						$ 0.001
Common shares, shares authorized (in shares)			1,950,000,000		1,950,000,000	1,950,000,000
Preferred shares, shares authorized (in shares)			50,000,000		50,000,000	50,000,000
Common shares, shares issued (in shares)			2,400,000		2,400,000	2,400,000
Common Shares [Abstract]
Number of votes per share | Vote						1
Preferred Shares [Abstract]
Total shares outstanding (in shares)			492,000		492,000	492,000
Carrying value | $	[1]		$ 492		$ 492	$ 492
Issuance cost | $					$ 0	$ 0
Number of preferred share purchase rights declared as dividend for each outstanding common share (in shares)		1
Minimum [Member]
Shareholders' Equity [Abstract]
Reverse stock split ratio				0.5
Maximum [Member]
Shareholders' Equity [Abstract]
Reverse stock split ratio				0.001
9.75% Series A Cumulative Redeemable Perpetual Preferred Shares [Member]
Shareholders' Equity [Abstract]
Preferred shares, shares issued (in shares)						480,000
Fair value of preferred stock | $						$ 2,740,000
Preferred Shares [Abstract]
Initial issuance date						Sep. 22, 2017
Total shares outstanding (in shares)			480,000		480,000	480,000
Liquidation preference per share (in dollars per share) | $ / shares			$ 25		$ 25	$ 25
Carrying value | $	[1]		$ 480		$ 480	$ 480
Dividend rate					9.75%	9.75%
Percentage increase in dividend rate for dividend arrearage						1.30
Cumulative dividend in arrears | $			$ 29,250			$ 1,646,775
Percentage of common stock price paid if redemption price is paid in common shares						90.00%
Threshold consecutive trading days						5 days
Series B Preferred Shares [Member]
Shareholders' Equity [Abstract]
Preferred shares, shares issued (in shares)			12,000		12,000	12,000
Preferred Shares [Abstract]
Initial issuance date						Sep. 22, 2017
Total shares outstanding (in shares)			12,000		12,000	12,000
Liquidation preference per share (in dollars per share) | $ / shares			$ 0		$ 0	$ 0
Carrying value | $	[1]		$ 12		$ 12	$ 12
Number of votes per share | Vote						100,000
Series C Preferred Shares [Member]
Shareholders' Equity [Abstract]
Preferred shares, shares authorized (in shares)						1,000,000
Preferred Shares [Abstract]
Total shares outstanding (in shares)						0

[1]	There are no issuance costs.